Earnings (loss) per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings (loss) per Share
Schedule of calculation of earnings (loss) per share

	For the year ended December 31
	2011	2012	2013
Net income (loss) attributable to stockholders	$(844)	$(14,853)	$7,442

Basic weighted average number of common shares outstanding	54,608,919	54,926,440	55,301,276

Effect of dilutive securities:
Stock options	—	—	501,062
Diluted weighted average number of common shares outstanding	54,608,919	54,926,440	55,802,338
Basic earnings (loss) per share	$(0.02)	$(0.27)	$0.13
Diluted earnings (loss) per share	$(0.02)	$(0.27)	$0.13